Partners' Equity (Details) $ / shares in Units, $ in Thousands				6 Months Ended		11 Months Ended
	Jul. 01, 2020 shares	Jun. 30, 2020 EquityInstruments shares	Apr. 03, 2020 EquityInstruments shares	Jun. 30, 2020 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 05, 2020 USD ($)	Jan. 29, 2019 USD ($)
Equity transactions
Repurchases of common units, including commissions | $				$ 996	$ 9,921
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments		11,776	25,551	37,327
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments		9,813	21,292	31,105
Common units
Equity transactions
Number of units repurchased				191,490	476,351
Number of units issued in share-based payment				68,432	49,850
Common units | Conversion of B units
Equity transactions
Number of units issued upon conversion	415,000
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment		21,589	46,843
Common units | Unit repurchase programme
Equity transactions
Unit repurchase programme limit | $							$ 25,000	$ 25,000
Number of units repurchased				191,490		1,171,572
Number of units cancelled				191,490		1,171,572
Unit repurchase programme, weighted average price | $ / shares				$ 5.18		$ 19.52
Repurchases of common units, including commissions | $				$ 996		$ 22,890